Statement of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			60 Months Ended	72 Months Ended	81 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2010	Jan. 31, 2011	Oct. 31, 2011
Operating expenses
Donated service	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,500	$ 4,500	$ 4,500
Exploration	60,814	0	73,648	0						73,648
Office expenses	0	0	0	0	0	0	0	2,906	2,906	2,906
Professional fees	17,593	6,691	46,547	11,106	28,215	18,498	38,652	166,289	194,504	241,051
Transfer and filing fees	2,902	657	9,870	657	2,786	357	2,523	2,965	5,751	15,621
Net loss	$ (81,309)	$ (7,348)	$ (130,065)	$ (11,763)	$ (31,001)	$ (18,855)	$ (41,175)	$ (176,660)	$ (207,661)	$ (337,726)
Basic and diluted loss per share	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	15,542,391	3,500,000	14,107,692	3,500,000	3,500,000	3,500,000	3,500,000